FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 11:-     FAIR VALUE MEASUREMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its Investment in Evogene, foreign currency derivative contracts and embedded derivatives in connection with research and development funding arrangement at fair value. Investment in Evogene is classified within Level 1 because this asset is valued using quoted market prices. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Embedded derivatives are classified within Level 3 because they are valued using valuation techniques. Some  of the inputs to these models are unobservable in the market and are significant.

 The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2014
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$1,054	$1,054	$-	$-
Foreign currency derivative contracts	141	-	141	-

Total financial assets	$1,195	$1,054	$141	$-

	December 31, 2013
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$4,565	$4,565	$-	$-
Embedded Derivatives	(12,431)	-	-	(12,431)

 Fair value measurements using significant unobservable inputs (Level 3):

Fair value of embedded derivatives

Balance at January 1, 2013 *)	$6,864
Fair value of Exchange Option within the proceeds under the mAb Funding Agreement	4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	811

Balance at December 31, 2013 *)	12,431

Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	(269)
Issuance of shares in respect to Termination and Equity Conversion Agreement	(12,162)

Balance at December 31, 2014	$-

  *)       The amount on the balance sheet of the research and development funding arrangement includes also Research and Development Component of $ 421 and $ 758 as of December 31, 2014 and 2013, respectively, and fair value of liability with respect to outstanding options to non-employee, as mentioned below.

Fair value of outstanding options to non- employee

Balance at January 1, 2013	$264
Change in fair value of liability with respect to outstanding options to non- employee	(104)
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital	(160)

Balance at December 31, 2013	-